Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 58.1%
Aerospace & Defense - 1.2%
General Electric Co.	34,493	$ 6,903,774
Howmet Aerospace, Inc.	27,510	3,568,872
		10,472,646
Banks - 1.2%
JPMorgan Chase & Co.	41,672	10,222,142
Beverages - 0.9%
Constellation Brands, Inc., Class A	19,378	3,556,251
Monster Beverage Corp. (A)	66,637	3,899,597
		7,455,848
Biotechnology - 1.7%
AbbVie, Inc.	25,720	5,388,855
Amgen, Inc.	13,593	4,234,899
Vertex Pharmaceuticals, Inc. (A)	9,589	4,648,939
		14,272,693
Broadline Retail - 2.8%
Amazon.com, Inc. (A)	126,777	24,120,592
Building Products - 0.6%
Trane Technologies PLC	13,920	4,689,926
Capital Markets - 2.8%
Charles Schwab Corp.	38,112	2,983,407
CME Group, Inc.	15,754	4,179,379
Goldman Sachs Group, Inc.	9,298	5,079,404
Intercontinental Exchange, Inc.	22,610	3,900,225
Moody's Corp.	5,530	2,575,266
Morgan Stanley	41,751	4,871,089
		23,588,770
Chemicals - 0.3%
Corteva, Inc.	41,066	2,584,283
Communications Equipment - 0.4%
Motorola Solutions, Inc.	8,082	3,538,380
Consumer Finance - 1.5%
American Express Co.	47,531	12,788,216
Consumer Staples Distribution & Retail - 0.6%
Costco Wholesale Corp.	5,171	4,890,628
Electrical Equipment - 0.6%
Eaton Corp. PLC	18,007	4,894,843
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	65,982	4,327,759
Entertainment - 1.9%
Netflix, Inc. (A)	8,497	7,923,708
Walt Disney Co.	79,679	7,864,317
		15,788,025
Financial Services - 2.5%
Mastercard, Inc., Class A	38,219	20,948,598
	Shares	Value
COMMON STOCKS (continued)
Ground Transportation - 0.7%
Uber Technologies, Inc. (A)	45,613	$ 3,323,363
Union Pacific Corp.	12,818	3,028,125
		6,351,488
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	30,004	3,980,031
Intuitive Surgical, Inc. (A)	5,367	2,658,114
Stryker Corp.	13,548	5,043,243
		11,681,388
Health Care Providers & Services - 1.8%
HCA Healthcare, Inc.	12,886	4,452,757
UnitedHealth Group, Inc.	19,992	10,470,810
		14,923,567
Hotels, Restaurants & Leisure - 2.9%
Booking Holdings, Inc.	1,736	7,997,596
Chipotle Mexican Grill, Inc. (A)	79,317	3,982,507
Hilton Worldwide Holdings, Inc.	19,434	4,422,207
McDonald's Corp.	11,850	3,701,584
Royal Caribbean Cruises Ltd.	21,593	4,436,066
		24,539,960
Independent Power & Renewable Electricity Producers - 0.2%
Vistra Corp.	15,057	1,768,294
Industrial REITs - 0.4%
Prologis, Inc.	29,218	3,266,280
Insurance - 2.1%
Marsh & McLennan Cos., Inc.	18,504	4,515,531
Progressive Corp.	47,030	13,309,960
		17,825,491
Interactive Media & Services - 4.5%
Alphabet, Inc., Class C	141,943	22,175,755
Meta Platforms, Inc., Class A	28,499	16,425,684
		38,601,439
IT Services - 0.6%
Accenture PLC, Class A	17,482	5,455,083
Life Sciences Tools & Services - 1.2%
Danaher Corp.	25,274	5,181,170
Thermo Fisher Scientific, Inc.	9,688	4,820,749
		10,001,919
Machinery - 0.4%
Deere & Co.	6,749	3,167,643
Oil, Gas & Consumable Fuels - 1.4%
Chevron Corp.	43,356	7,253,025
ConocoPhillips	41,576	4,366,312
		11,619,337
Pharmaceuticals - 2.5%
Eli Lilly & Co.	13,918	11,495,015
Johnson & Johnson	40,642	6,740,069
Zoetis, Inc.	19,141	3,151,566
		21,386,650
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Professional Services - 0.4%
Automatic Data Processing, Inc.	11,154	$ 3,407,882
Semiconductors & Semiconductor Equipment - 6.7%
Broadcom, Inc.	64,671	10,827,866
KLA Corp.	7,828	5,321,474
Lam Research Corp.	57,163	4,155,750
NVIDIA Corp.	336,624	36,483,309
		56,788,399
Software - 6.9%
Adobe, Inc. (A)	11,810	4,529,489
Cadence Design Systems, Inc. (A)	13,930	3,542,817
Intuit, Inc.	8,000	4,911,920
Microsoft Corp.	101,871	38,241,355
Oracle Corp.	28,146	3,935,092
ServiceNow, Inc. (A)	4,701	3,742,654
		58,903,327
Specialized REITs - 0.1%
Equinix, Inc.	1,527	1,245,039
Specialty Retail - 1.1%
Home Depot, Inc.	15,754	5,773,684
TJX Cos., Inc.	28,205	3,435,369
		9,209,053
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	112,282	24,941,201
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc., Class B	55,879	3,547,199
Total Common Stocks (Cost $333,880,356)		493,213,988

	Principal	Value
CORPORATE DEBT SECURITIES - 12.1%
Aerospace & Defense - 0.6%
Boeing Co.
5.15%, 05/01/2030	$ 723,000	726,366
6.30%, 05/01/2029	706,000	739,681
6.39%, 05/01/2031	784,000	834,471
6.53%, 05/01/2034	755,000	807,094
7.01%, 05/01/2064	234,000	252,869
TransDigm, Inc.
6.38%, 03/01/2029 (B)	253,000	255,546
6.63%, 03/01/2032 (B)	1,140,000	1,152,879
		4,768,906
Automobile Components - 0.0% (C)
ZF North America Capital, Inc.
6.88%, 04/23/2032 (B)	413,000	383,188
Automobiles - 0.3%
Ford Motor Credit Co. LLC
5.80%, 03/08/2029	830,000	821,440
6.13%, 03/08/2034	645,000	617,487
7.12%, 11/07/2033	474,000	485,341
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles (continued)
Ford Motor Credit Co. LLC (continued)
7.20%, 06/10/2030	$ 231,000	$ 239,902
7.35%, 03/06/2030	234,000	244,635
		2,408,805
Banks - 2.7%
Bank of America Corp.
Fixed until 01/24/2030, 5.16% (D), 01/24/2031	1,788,000	1,810,517
Fixed until 02/12/2035, 5.74% (D), 02/12/2036	2,959,000	2,945,138
Fixed until 09/15/2033, 5.87% (D), 09/15/2034	799,000	831,888
Bank of New York Mellon Corp.
Fixed until 10/25/2033, 6.47% (D), 10/25/2034	904,000	985,141
Citigroup, Inc.
Fixed until 11/19/2029, 5.59% (D), 11/19/2034	569,000	570,414
Fixed until 02/13/2034, 5.83% (D), 02/13/2035	2,098,000	2,084,095
Fixed until 05/15/2025, 5.95% (D)(E)	496,000	494,814
Fifth Third Bancorp
Fixed until 01/29/2031, 5.63% (D), 01/29/2032	241,000	246,385
Goldman Sachs Group, Inc.
Fixed until 01/28/2035, 5.54% (D), 01/28/2036	830,000	839,026
JPMorgan Chase & Co.
Fixed until 01/23/2029, 5.01% (D), 01/23/2030	414,000	418,181
Fixed until 01/24/2030, 5.14% (D), 01/24/2031	794,000	805,509
Fixed until 01/24/2035, 5.50% (D), 01/24/2036	761,000	776,034
Morgan Stanley
Fixed until 01/21/2032, 2.94% (D), 01/21/2033	676,000	591,789
Fixed until 01/24/2028, 3.77% (D), 01/24/2029	90,000	87,964
4.35%, 09/08/2026	79,000	78,651
Fixed until 07/19/2034, 5.32% (D), 07/19/2035	968,000	966,068
Fixed until 07/21/2033, 5.42% (D), 07/21/2034	774,000	781,246
National Australia Bank Ltd.
2.99%, 05/21/2031 (B)	1,103,000	971,172
PNC Financial Services Group, Inc.
Fixed until 01/29/2030, 5.22% (D), 01/29/2031	281,000	285,594
Fixed until 07/23/2034, 5.40% (D), 07/23/2035	910,000	910,490
Fixed until 01/29/2035, 5.58% (D), 01/29/2036	395,000	400,948
Fixed until 10/20/2033, 6.88% (D), 10/20/2034	950,000	1,048,360
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Societe Generale SA
Fixed until 04/13/2028, 5.50% (D), 04/13/2029 (B)	$ 565,000	$ 572,261
Fixed until 04/13/2032, 6.10% (D), 04/13/2033 (B)	1,300,000	1,330,085
U.S. Bancorp
Fixed until 11/03/2031, 2.49% (D), 11/03/2036	857,000	710,711
Fixed until 02/12/2030, 5.05% (D), 02/12/2031	783,000	788,401
Fixed until 02/12/2035, 5.42% (D), 02/12/2036	862,000	864,778
		23,195,660
Biotechnology - 0.1%
Royalty Pharma PLC
3.55%, 09/02/2050	782,000	521,768
Building Products - 0.1%
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (B)	608,000	611,569
Capital Markets - 0.1%
Blackstone Private Credit Fund
7.30%, 11/27/2028	604,000	638,484
Blue Owl Credit Income Corp.
4.70%, 02/08/2027	113,000	111,567
7.95%, 06/13/2028	371,000	392,816
		1,142,867
Communications Equipment - 0.1%
AT&T, Inc.
3.65%, 09/15/2059	109,000	73,164
T-Mobile USA, Inc.
5.88%, 11/15/2055	397,000	398,617
		471,781
Containers & Packaging - 0.2%
Berry Global, Inc.
5.65%, 01/15/2034	224,000	226,560
5.80%, 06/15/2031	1,309,000	1,358,867
		1,585,427
Distributors - 0.1%
LKQ Corp.
6.25%, 06/15/2033	802,000	831,539
Diversified REITs - 0.4%
American Tower Trust #1
5.49%, 03/15/2053 (B)	1,406,000	1,427,420
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/2029	73,000	73,066
5.38%, 04/15/2026	333,000	334,056
5.63%, 09/15/2034	1,220,000	1,199,888
		3,034,430
Electric Utilities - 0.6%
American Electric Power Co., Inc.
5.63%, 03/01/2033 (F)	893,000	914,197
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Duke Energy Corp.
5.45%, 06/15/2034 (F)	$ 1,332,000	$ 1,346,454
Duquesne Light Holdings, Inc.
2.78%, 01/07/2032 (B)	642,000	546,327
Electricite de France SA
5.70%, 05/23/2028 (B)	421,000	431,840
Exelon Corp.
5.45%, 03/15/2034	679,000	688,721
National Grid PLC
5.81%, 06/12/2033	672,000	691,371
Xcel Energy, Inc.
5.60%, 04/15/2035	438,000	438,808
		5,057,718
Electrical Equipment - 0.1%
WESCO Distribution, Inc.
6.38%, 03/15/2029 (B)	483,000	488,488
6.63%, 03/15/2032 (B)	611,000	618,486
		1,106,974
Electronic Equipment, Instruments & Components - 0.0% (C)
Trimble, Inc.
4.90%, 06/15/2028	314,000	314,579
Financial Services - 1.2%
Blue Owl Finance LLC
6.25%, 04/18/2034	960,000	982,055
Capital One Financial Corp.
Fixed until 02/01/2029, 5.70% (D), 02/01/2030	214,000	218,402
Fixed until 07/26/2034, 5.88% (D), 07/26/2035	944,000	950,746
Fixed until 01/30/2035, 6.18% (D), 01/30/2036	688,000	684,407
Fixed until 06/08/2028, 6.31% (D), 06/08/2029	388,000	403,067
Fixed until 10/30/2030, 7.62% (D), 10/30/2031	726,000	807,656
Discover Financial Services
Fixed until 11/02/2033, 7.96% (D), 11/02/2034	1,157,000	1,320,081
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032 (B)	1,519,000	1,496,431
7.13%, 04/30/2031 (B)	947,000	972,990
LPL Holdings, Inc.
6.00%, 05/20/2034	787,000	801,181
Nasdaq, Inc.
5.55%, 02/15/2034	1,295,000	1,325,121
		9,962,137
Food Products - 0.0% (C)
Mars, Inc.
5.00%, 03/01/2032 (B)	323,000	323,926
Health Care Equipment & Supplies - 0.4%
Solventum Corp.
5.45%, 03/13/2031	1,292,000	1,314,617
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
Solventum Corp. (continued)
5.60%, 03/23/2034	$ 1,703,000	$ 1,723,223
6.00%, 05/15/2064	597,000	584,051
		3,621,891
Health Care Providers & Services - 0.8%
Elevance Health, Inc.
5.20%, 02/15/2035	499,000	498,920
HCA, Inc.
3.63%, 03/15/2032	450,000	405,997
5.60%, 04/01/2034	690,000	692,325
5.88%, 02/01/2029	175,000	180,223
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/2030 (B)	510,000	451,811
5.20%, 06/15/2029 (B)	575,000	584,683
5.45%, 06/15/2034 (B)	1,297,000	1,312,736
5.88%, 06/15/2054 (B)	542,000	530,253
Humana, Inc.
5.75%, 04/15/2054	563,000	521,194
5.88%, 03/01/2033	220,000	224,527
5.95%, 03/15/2034	544,000	555,383
UnitedHealth Group, Inc.
5.15%, 07/15/2034	522,000	524,236
Universal Health Services, Inc.
2.65%, 10/15/2030	163,000	142,872
		6,625,160
Hotels, Restaurants & Leisure - 0.0% (C)
Royal Caribbean Cruises Ltd.
5.63%, 09/30/2031 (B)	151,000	148,220
Insurance - 0.8%
Aon North America, Inc.
5.30%, 03/01/2031	941,000	961,280
5.45%, 03/01/2034	1,584,000	1,609,054
Arthur J Gallagher & Co.
4.85%, 12/15/2029	133,000	133,785
5.00%, 02/15/2032	124,000	123,794
5.15%, 02/15/2035	309,000	305,526
5.45%, 07/15/2034	823,000	833,894
6.50%, 02/15/2034	427,000	462,110
Athene Global Funding
2.65%, 10/04/2031 (B)	712,000	609,710
2.72%, 01/07/2029 (B)	800,000	739,275
Brown & Brown, Inc.
4.95%, 03/17/2052	845,000	725,254
		6,503,682
IT Services - 0.1%
Booz Allen Hamilton, Inc.
5.95%, 08/04/2033	932,000	930,343
Machinery - 0.1%
Regal Rexnord Corp.
6.05%, 04/15/2028	693,000	710,447
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.50%, 04/01/2063	$ 605,000	$ 483,182
6.65%, 02/01/2034	1,852,000	1,915,880
		2,399,062
Metals & Mining - 0.1%
Glencore Funding LLC
5.67%, 04/01/2035 (B)(G)	1,138,000	1,138,909
Oil, Gas & Consumable Fuels - 1.2%
Cheniere Energy, Inc.
5.65%, 04/15/2034	888,000	897,007
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030 (B)	212,000	220,061
6.04%, 11/15/2033 (B)	510,000	525,329
6.50%, 08/15/2043 (B)	103,000	106,869
6.54%, 11/15/2053 (B)	532,000	556,759
DT Midstream, Inc.
4.30%, 04/15/2032 (B)	288,000	266,879
4.38%, 06/15/2031 (B)	635,000	583,964
5.80%, 12/15/2034 (B)	639,000	640,977
Energy Transfer LP
4.95%, 06/15/2028	78,000	78,465
Hess Midstream Operations LP
5.13%, 06/15/2028 (B)	460,000	452,761
Occidental Petroleum Corp.
5.20%, 08/01/2029	371,000	370,307
5.38%, 01/01/2032	852,000	839,550
5.55%, 10/01/2034	778,000	758,784
6.13%, 01/01/2031	534,000	548,800
6.63%, 09/01/2030	296,000	311,173
8.88%, 07/15/2030	420,000	480,544
Sunoco LP
7.00%, 05/01/2029 (B)	908,000	928,195
7.25%, 05/01/2032 (B)	512,000	528,522
Viper Energy, Inc.
7.38%, 11/01/2031 (B)	835,000	871,415
		9,966,361
Pharmaceuticals - 0.4%
AbbVie, Inc.
5.40%, 03/15/2054	337,000	329,390
CVS Health Corp.
4.78%, 03/25/2038	628,000	563,395
5.25%, 02/21/2033	109,000	107,444
5.70%, 06/01/2034 (F)	561,000	568,454
Organon & Co./Organon Foreign Debt Co- Issuer BV
6.75%, 05/15/2034 (B)	653,000	640,548
7.88%, 05/15/2034 (B)(F)	869,000	841,537
		3,050,768
Real Estate Management & Development - 0.1%
CBRE Services, Inc.
5.95%, 08/15/2034	1,245,000	1,298,546
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Residential REITs - 0.1%
Sun Communities Operating LP
2.70%, 07/15/2031	$ 898,000	$ 780,205
Semiconductors & Semiconductor Equipment - 0.3%
Foundry JV Holdco LLC
5.50%, 01/25/2031 (B)	379,000	384,582
5.88%, 01/25/2034 (B)	360,000	360,272
5.90%, 01/25/2033 (B)	453,000	460,400
Intel Corp.
2.45%, 11/15/2029	244,000	218,583
5.13%, 02/10/2030	325,000	326,979
5.60%, 02/21/2054	162,000	146,468
5.70%, 02/10/2053	649,000	594,051
Marvell Technology, Inc.
4.88%, 06/22/2028	378,000	379,364
		2,870,699
Software - 0.8%
AppLovin Corp.
5.38%, 12/01/2031	721,000	723,548
5.50%, 12/01/2034	831,000	828,691
5.95%, 12/01/2054	246,000	239,998
Cadence Design Systems, Inc.
4.70%, 09/10/2034	540,000	525,725
Constellation Software, Inc.
5.46%, 02/16/2034 (B)	744,000	755,534
MSCI, Inc.
3.63%, 09/01/2030 (B)	992,000	917,526
3.88%, 02/15/2031 (B)	962,000	893,959
4.00%, 11/15/2029 (B)	184,000	175,702
Synopsys, Inc.
4.85%, 04/01/2030	283,000	284,519
5.00%, 04/01/2032	542,000	542,629
5.70%, 04/01/2055	806,000	797,016
		6,684,847
Total Corporate Debt Securities (Cost $102,720,479)		102,450,414
U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.3%
BAMLL Re-REMICS Trust
1.18% (D), 11/27/2048 (B)	155,000	145,507
1.26% (D), 11/27/2048 (B)	130,000	123,058
Federal Home Loan Mortgage Corp.
2.50%, 12/01/2033 - 05/01/2052	8,920,669	7,650,237
3.00%, 05/01/2031 - 06/01/2052	1,607,614	1,476,545
3.50%, 07/01/2046 - 06/01/2052	748,622	685,037
4.00%, 03/01/2047 - 03/01/2050	1,044,481	984,555
4.50%, 03/01/2048 - 03/01/2052	1,483,636	1,431,798
5.00%, 09/01/2048 - 10/01/2054	1,906,988	1,879,356
5.50%, 09/01/2052 - 12/01/2054	4,488,220	4,517,356
6.00%, 04/01/2040 - 04/01/2054	4,240,749	4,356,242
6.50%, 11/01/2053	609,265	643,079
Federal Home Loan Mortgage Corp. STACR REMICS Trust
1-Month SOFR Average + 0.85%,
5.19% (D), 11/25/2041 (B)	190,785	190,533
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust (continued)
1-Month SOFR Average + 0.95%,
5.29% (D), 12/25/2041 (B)	$ 613,601	$ 611,459
1-Month SOFR Average + 1.05%,
5.39% (D), 01/25/2045 (B)	320,962	320,033
1-Month SOFR Average + 1.15%,
5.49% (D), 02/25/2045 (B)	732,822	731,635
1-Month SOFR Average + 1.30%,
5.64% (D), 02/25/2042 (B)	82,105	82,130
1-Month SOFR Average + 1.50%,
5.84% (D), 10/25/2041 (B)	188,759	188,818
1-Month SOFR Average + 1.85%,
6.19% (D), 11/25/2043 (B)	292,787	295,163
1-Month SOFR Average + 2.00%,
6.34% (D), 04/25/2042 - 06/25/2043 (B)	132,285	133,158
1-Month SOFR Average + 2.10%,
6.44% (D), 09/25/2041 - 04/25/2043 (B)	386,517	390,220
1-Month SOFR Average + 2.30%,
6.64% (D), 08/25/2042 (B)	181,105	184,384
1-Month SOFR Average + 2.35%,
6.69% (D), 12/25/2041 (B)	258,132	260,391
Federal National Mortgage Association
2.00%, 07/01/2051	211,079	168,499
2.50%, 11/01/2034 - 03/01/2062	17,488,253	14,700,416
3.00%, 10/01/2034 - 06/01/2057	6,237,258	5,463,898
3.50%, 08/01/2047 - 08/01/2056	5,615,764	5,135,962
4.00%, 05/01/2045 - 05/01/2052	960,314	906,511
4.50%, 11/01/2042 - 08/01/2053	2,985,912	2,874,717
5.00%, 07/01/2044 - 07/01/2054	2,642,347	2,607,915
5.50%, 06/01/2053 - 12/01/2054	8,927,127	8,986,601
6.00%, 02/01/2037 - 05/01/2054	2,441,193	2,519,146
Federal National Mortgage Association Connecticut Avenue Securities Trust
1-Month SOFR Average + 1.10%,
5.44% (D), 01/25/2045 (B)	160,844	160,491
1-Month SOFR Average + 1.15%,
5.49% (D), 03/25/2044 - 02/25/2045 (B)	490,308	489,786
1-Month SOFR Average + 1.50%,
5.84% (D), 10/25/2043 (B)	304,076	304,316
1-Month SOFR Average + 1.65%,
5.99% (D), 12/25/2041 (B)	496,000	497,226
1-Month SOFR Average + 1.70%,
6.04% (D), 07/25/2043 (B)	331,894	332,854
1-Month SOFR Average + 2.00%,
6.34% (D), 11/25/2041 (B)	1,446,000	1,451,422
1-Month SOFR Average + 2.30%,
6.64% (D), 05/25/2043 (B)	435,606	443,587
1-Month SOFR Average + 3.00%,
7.34% (D), 01/25/2042 - 04/25/2042 (B)	903,000	923,060
Federal National Mortgage Association REMICS
3.00%, 05/25/2048 - 11/25/2049	890,431	788,450
Government National Mortgage Association
2.50%, 03/20/2051 - 01/20/2052	2,578,132	2,180,124
3.00%, 11/20/2046 - 08/20/2051	4,862,538	4,316,138
3.50%, 05/20/2049	1,527,330	1,407,326
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
4.00%, 01/15/2045 - 05/20/2048	$ 1,179,538	$ 1,119,369
4.50%, 08/15/2046 - 05/20/2048	613,873	597,733
5.00%, 08/20/2048	152,309	151,617
Seasoned Loans Structured Transaction Trust
4.75% (D), 09/25/2060 (B)	123,799	122,454
Uniform Mortgage-Backed Security, TBA
3.00%, 04/01/2055 (G)	404,999	350,589
5.50%, 04/01/2055 (G)	784,057	782,348
6.00%, 04/01/2055 (G)	424,136	430,409
Total U.S. Government Agency Obligations (Cost $89,984,540)		87,493,658
MORTGAGE-BACKED SECURITIES - 7.2%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, 1-Month Term SOFR + 1.18%, 5.50% (D), 09/15/2034 (B)	592,515	581,405
A&D Mortgage Trust
Series 2024-NQM5, Class A1, 5.70%, 11/25/2069 (B)	296,310	296,931
Angel Oak Mortgage Trust
Series 2019-5, Class A1, 2.59% (D), 10/25/2049 (B)	33,140	32,604
Series 2019-6, Class A1, 2.62% (D), 11/25/2059 (B)	31,843	31,192
Series 2020-3, Class A2, 2.41% (D), 04/25/2065 (B)	103,083	97,710
Series 2024-3, Class A1, 4.80% (D), 11/26/2068 (B)	157,871	156,640
Series 2024-5, Class A1, 4.95% (D), 07/25/2068 (B)	906,460	896,046
Series 2024-6, Class A1, 4.65% (D), 11/25/2067 (B)	979,082	961,682
Asset Based Lending LLC
Series 2024-RTL1, Class A1, 6.08% (D), 09/25/2029 (B)	296,000	296,112
BAMLL Re-REMICS Trust
Series 2024-FRR2, Class E, 1.27% (D), 07/27/2050 (B)	328,000	264,098
Series 2024-FRR3, Class E, 0.50% (D), 01/27/2050 (B)	380,014	325,362
Bayview MSR Opportunity Master Fund Trust
Series 2021-5, Class AF, 1-Month SOFR Average + 0.85%, 5.00% (D), 11/25/2051 (B)	607,707	563,554
Series 2022-2, Class A1, 3.00% (D), 12/25/2051 (B)	445,337	378,536
BBCMS Trust
Series 2015-SRCH, Class A2, 4.20%, 08/10/2035 (B)	715,000	697,104
BPR Trust
Series 2022-OANA, Class A, 1-Month Term SOFR + 1.90%, 6.22% (D), 04/15/2037 (B)	891,000	891,195
Series 2023-BRK2, Class A, 6.90% (D), 10/05/2038 (B)	831,000	862,642
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BPR Trust (continued)
Series 2024-PMDW, Class A, 5.36% (D), 11/05/2041 (B)	$ 1,017,578	$ 1,023,365
Series 2024-PMDW, Class D, 5.85% (D), 11/05/2041 (B)	391,000	383,168
BX Commercial Mortgage Trust
Series 2021-VINO, Class A, 1-Month Term SOFR + 0.77%, 5.09% (D), 05/15/2038 (B)	32,355	32,264
Series 2021-VOLT, Class B, 1-Month Term SOFR + 1.06%, 5.38% (D), 09/15/2036 (B)	733,000	725,670
Series 2021-VOLT, Class D, 1-Month Term SOFR + 1.76%, 6.08% (D), 09/15/2036 (B)	770,000	759,894
Series 2024-AIR2, Class A, 1-Month Term SOFR + 1.49%, 5.81% (D), 10/15/2041 (B)	980,000	980,000
Series 2024-AIRC, Class A, 1-Month Term SOFR + 1.69%, 6.01% (D), 08/15/2039 (B)	1,354,000	1,354,000
Series 2024-AIRC, Class C, 1-Month Term SOFR + 2.59%, 6.91% (D), 08/15/2039 (B)	427,000	426,733
Series 2024-BRBK, Class A, 1-Month Term SOFR + 2.88%, 7.20% (D), 10/15/2041 (B)	1,070,787	1,072,124
Series 2024-GPA3, Class A, 1-Month Term SOFR + 1.29%, 5.61% (D), 12/15/2039 (B)	572,452	571,021
Series 2024-GPA3, Class B, 1-Month Term SOFR + 1.64%, 5.96% (D), 12/15/2039 (B)	395,715	394,726
Series 2024-VLT5, Class A, 5.05% (D), 11/13/2046 (B)	1,217,000	1,207,978
Series 2024-VLT5, Class B, 5.41% (D), 11/13/2046 (B)	281,000	278,035
Series 2024-VLT5, Class C, 5.78% (D), 11/13/2046 (B)	220,000	217,017
Series 2025-SPOT, Class A, 1-Month Term SOFR + 1.44%, 5.76% (D), 04/15/2040 (B)	432,000	431,730
BX Trust
Class A2, 1-Month Term SOFR + 0.75%, 5.07% (D), 04/15/2039 (B)	599,339	594,844
Series 2019-OC11, Class B, 3.61%, 12/09/2041 (B)	242,000	224,193
Series 2019-OC11, Class C, 3.86%, 12/09/2041 (B)	481,000	445,160
Series 2021-LBA, Class AJV, 1-Month Term SOFR + 0.91%, 5.23% (D), 02/15/2036 (B)	820,000	819,011
Series 2021-LBA, Class AV, 1-Month Term SOFR + 0.91%, 5.23% (D), 02/15/2036 (B)	737,035	733,849
Series 2024-VLT4, Class A, 1-Month Term SOFR + 1.49%, 5.81% (D), 07/15/2029 (B)	939,765	935,066
Series 2025-DIME, Class A, 1-Month Term SOFR + 1.15%, 5.47% (D), 02/15/2035 (B)	861,000	850,238
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BX Trust (continued)
Series 2025-ROIC, Class A, 1-Month Term SOFR + 1.14%, 5.46% (D), 03/15/2030 (B)	$ 1,095,000	$ 1,089,536
Series 2025-ROIC, Class B, 1-Month Term SOFR + 1.39%, 5.71% (D), 03/15/2030 (B)	240,000	238,503
BXP Trust
Series 2017-GM, Class A, 3.38%, 06/13/2039 (B)	324,000	311,647
CENT Trust
Series 2023-CITY, Class A, 1-Month Term SOFR + 2.62%, 6.94% (D), 09/15/2038 (B)	849,000	850,586
Chase Mortgage Finance Corp.
Series 2021-CL1, Class M1, 1-Month SOFR Average + 1.20%, 5.54% (D), 02/25/2050 (B)	613,165	597,369
COLT Mortgage Loan Trust
Series 2020-3, Class A1, 1.51% (D), 04/27/2065 (B)	23,091	22,393
COMM Mortgage Trust
Series 2024-WCL1, Class A, 1-Month Term SOFR + 1.84%, 6.16% (D), 06/15/2041 (B)	951,334	948,353
CONE Trust
Series 2024-DFW1, Class A, 1-Month Term SOFR + 1.64%, 5.96% (D), 08/15/2041 (B)	632,000	627,259
Series 2024-DFW1, Class B, 1-Month Term SOFR + 2.29%, 6.61% (D), 08/15/2041 (B)	465,108	461,619
DATA Mortgage Trust
Series 2024-CTR2, Class A, 5.30% (D), 05/10/2046 (B)	263,256	261,770
EFMT
Series 2025-CES1, Class A1A, 5.73% (D), 01/25/2060 (B)	401,291	404,172
Extended Stay America Trust
Series 2021-ESH, Class A, 1-Month Term SOFR + 1.19%, 5.51% (D), 07/15/2038 (B)	371,579	371,230
Finance of America Structured Securities Trust
Series 2025-S1, Class A1, 3.50%, 02/25/2075 (B)	355,843	337,728
Flagstar Mortgage Trust
Series 2021-13IN, Class A2, 3.00% (D), 12/30/2051 (B)	1,209,814	1,028,342
FREMF Mortgage Trust
Series 2023-K511, Class C, 5.63% (D), 11/25/2028 (B)	187,000	171,322
GCAT Trust
Series 2022-INV1, Class A1, 3.00% (D), 12/25/2051 (B)	804,803	685,289
Series 2023-INV1, Class A1, 6.00% (D), 08/25/2053 (B)	755,019	758,795
GS Mortgage Securities Corp. Trust
1-Month Term SOFR + 2.65%, 6.97% (D), 11/18/2029 (B)(G)	1,159,000	1,159,000
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GWT Trust
Series 2024-WLF2, Class A, 1-Month Term SOFR + 1.69%, 6.01% (D), 05/15/2041 (B)	$ 1,141,000	$ 1,140,643
Homeward Opportunities Fund Trust
Series 2024-RRTL2, Class A1, 5.99% (D), 09/25/2039 (B)	424,000	425,148
Series 2024-RTL1, Class A1, 7.12% (D), 07/25/2029 (B)	1,020,000	1,026,529
Series 2025-RRTL1, Class A1, 5.48% (D), 03/25/2040 (B)	675,000	671,576
Hudsons Bay Simon JV Trust
Series 2015-HB10, Class A10, 4.15%, 08/05/2034 (B)	321,959	317,176
Series 2015-HB7, Class A7, 3.91%, 08/05/2034 (B)	131,004	129,519
KRE Commercial Mortgage Trust
Series 2025-AIP4, Class A, 1-Month Term SOFR + 1.30%, 5.62% (D), 03/15/2042 (B)	749,000	744,319
LBA Trust
Series 2024-BOLT, Class A, 1-Month Term SOFR + 1.59%, 5.91% (D), 06/15/2039 (B)	752,511	750,630
LEX Mortgage Trust
Series 2024-BBG, Class A, 4.87% (D), 10/13/2033 (B)	215,000	212,932
LHOME Mortgage Trust
Series 2022-RTL3, Class A1, 8.15% (D), 11/25/2027 (B)	589,468	593,823
Series 2024-RTL2, Class A1, 7.13% (D), 03/25/2029 (B)	249,645	252,610
Series 2024-RTL3, Class A1, 6.90% (D), 05/25/2029 (B)	311,653	315,299
Series 2024-RTL4, Class A1, 5.92% (D), 07/25/2039 (B)	920,061	923,805
Life Mortgage Trust
Series 2021-BMR, Class C, 1-Month Term SOFR + 1.21%, 5.53% (D), 03/15/2038 (B)	527,100	521,500
Series 2022-BMR2, Class A1, 1-Month Term SOFR + 1.30%, 5.61% (D), 05/15/2039 (B)	886,000	858,415
Series 2022-BMR2, Class B, 1-Month Term SOFR + 1.79%, 6.11% (D), 05/15/2039 (B)	257,000	235,155
Mello Mortgage Capital Acceptance
Series 2021-INV2, Class A11, 1-Month SOFR Average + 0.95%, 5.00% (D), 08/25/2051 (B)	451,847	420,887
Series 2021-INV3, Class A11, 1-Month SOFR Average + 0.95%, 5.00% (D), 10/25/2051 (B)	562,962	524,532
Series 2022-INV1, Class A2, 3.00% (D), 03/25/2052 (B)	300,464	255,394
Series 2024-SD1, Class A1, 4.00% (D), 04/25/2054 (B)	318,465	307,890
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, 1-Month Term SOFR + 0.92%, 5.23% (D), 04/15/2038 (B)	$ 409,861	$ 408,837
Series 2021-MHC, Class C, 1-Month Term SOFR + 1.47%, 5.78% (D), 04/15/2038 (B)	607,417	605,898
MIC Trust
Series 2023-MIC, Class A, 8.44% (D), 12/05/2038 (B)	584,328	635,001
NCMF Trust
Series 2022-MFP, Class A, 1-Month Term SOFR + 1.74%, 6.06% (D), 03/15/2039 (B)	400,000	398,774
New Residential Mortgage Loan Trust
Series 2018-2A, Class A1, 4.50% (D), 02/25/2058 (B)	78,124	76,877
Series 2024-NQM2, Class A1, 5.12% (D), 09/25/2064 (B)	530,702	526,628
Series 2024-RTL2, Class A1, 5.44% (D), 09/25/2039 (B)	343,000	341,928
NRTH Mortgage Trust
Series 2024-PARK, Class A, 1-Month Term SOFR + 1.64%, 5.96% (D), 03/15/2039 (B)	1,390,000	1,389,053
OBX Trust
Series 2022-INV1, Class A1, 3.00% (D), 12/25/2051 (B)	189,659	161,210
Series 2022-INV1, Class A18, 3.00% (D), 12/25/2051 (B)	502,487	423,973
OPEN Trust
Series 2023-AIR, Class C, 1-Month Term SOFR + 5.24%, 9.56% (D), 11/15/2040 (B)	165,551	165,964
PRET Trust
Series 2025-RPL1, Class A1, 4.00% (D), 07/25/2069 (B)	453,623	435,008
Series 2025-RPL2, Class A1, 4.00% (D), 08/25/2064 (B)	476,000	454,955
PRPM LLC
Series 2020-4, Class A1, 6.61% (D), 10/25/2025 (B)	365,985	365,964
Series 2024-RCF2, Class A1, 3.75% (D), 03/25/2054 (B)	209,660	203,702
RCKT Mortgage Trust
Series 2021-3, Class A21, 1-Month SOFR Average + 0.80%, 5.00% (D), 07/25/2051 (B)	401,526	371,224
Series 2023-CES1, Class A1A, 6.52% (D), 06/25/2043 (B)	223,501	224,883
Series 2024-CES5, Class A1A, 5.85% (D), 08/25/2044 (B)	790,240	792,668
Series 2024-CES7, Class A1A, 5.16% (D), 10/25/2044 (B)	945,320	939,994
Series 2024-CES8, Class A1A, 5.49% (D), 11/25/2044 (B)	563,155	562,856
Series 2024-CES9, Class A1A, 5.58% (D), 12/25/2044 (B)	474,453	475,688
Series 2025-CES1, Class A1A, 5.65% (D), 01/25/2045 (B)	206,471	207,127
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RCKT Mortgage Trust (continued)
Series 2025-CES2, Class A1A, 5.50% (D), 02/25/2055 (B)	$ 577,153	$ 577,189
Series 2025-CES3, Class A1A, 5.55% (D), 03/25/2055 (B)	253,000	253,265
Saluda Grade Alternative Mortgage Trust
Series 2024-CES1, Class A1, 6.31% (D), 03/25/2054 (B)	293,064	295,065
Series 2024-FIG5, Class A, 6.26% (D), 04/25/2054 (B)	373,530	376,867
Series 2024-RTL6, Class A1, 7.44% (D), 07/25/2030 (B)	775,000	779,855
SELF Commercial Mortgage Trust
Series 2024-STRG, Class A, 1-Month Term SOFR + 1.54%, 5.86% (D), 11/15/2034 (B)	993,000	993,914
Sequoia Mortgage Trust
Series 2013-5, Class A1, 2.50% (D), 05/25/2043 (B)	93,875	81,307
Series 2020-2, Class A19, 3.50% (D), 03/25/2050 (B)	41,764	37,223
SMRT Commercial Mortgage Trust
Series 2022-MINI, Class A, 1-Month Term SOFR + 1.00%, 5.32% (D), 01/15/2039 (B)	451,000	447,618
SREIT Trust
Series 2021-MFP, Class A, 1-Month Term SOFR + 0.85%, 5.16% (D), 11/15/2038 (B)	88,070	87,520
SWCH Commercial Mortgage Trust
Series 2025-DATA, Class A, 1-Month Term SOFR + 1.44%, 5.76% (D), 03/15/2042 (B)	892,000	881,955
TEXAS Commercial Mortgage Trust
Series 2025-TWR, Class A, 1-Month Term SOFR + 1.29%, 5.60% (D), 04/15/2042 (B)	284,000	283,468
Toorak Mortgage Trust
Series 2025-RRTL1, Class A1, 5.52% (D), 02/25/2040 (B)	260,000	260,315
TYSN Mortgage Trust
Series 2023-CRNR, Class A, 6.58% (D), 12/10/2033 (B)	924,755	969,683
UWM Mortgage Trust
Series 2021-INV1, Class A9, 1-Month SOFR Average + 0.90%, 5.00% (D), 08/25/2051 (B)	544,642	505,882
VASA Trust
Series 2021-VASA, Class A, 1-Month Term SOFR + 1.01%, 5.33% (D), 07/15/2039 (B)	425,000	412,365
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A, 1-Month Term SOFR + 1.36%, 5.68% (D), 02/15/2040 (B)	101,192	101,184
Series 2025-VTT, Class A, 5.27% (D), 03/15/2038 (B)	1,014,000	1,011,098
Total Mortgage-Backed Securities (Cost $61,951,209)		61,269,579
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 6.0%
U.S. Treasury - 6.0%
U.S. Treasury Bonds
4.50%, 11/15/2054	$ 30,969,000	$ 30,359,298
4.75%, 02/15/2045	20,652,000	20,948,872
Total U.S. Government Obligations (Cost $50,410,951)		51,308,170
ASSET-BACKED SECURITIES - 5.5%
Aqua Finance Trust
Series 2021-A, Class A, 1.54%, 07/17/2046 (B)	118,550	108,221
Ares LIII CLO Ltd.
Series 2019-53A, Class A1R, 3-Month Term SOFR + 1.28%, 5.58% (D), 10/24/2036 (B)	1,072,000	1,070,055
Ares LX CLO Ltd.
Series 2021-60A, Class A, 3-Month Term SOFR + 1.38%, 5.67% (D), 07/18/2034 (B)	250,000	249,993
Ares XXXIX CLO Ltd.
Series 2016-39A, Class AR3, 3-Month Term SOFR + 1.42%, 5.71% (D), 07/18/2037 (B)	767,128	768,084
Arivo Acceptance Auto Loan Receivables Trust
Series 2022-1A, Class A, 3.93%, 05/15/2028 (B)	38,974	38,847
Ballyrock CLO 14 Ltd.
Series 2020-14A, Class A1AR, 3-Month Term SOFR + 1.38%, 5.67% (D), 07/20/2037 (B)	1,233,102	1,232,737
Series 2020-14A, Class A1BR, 3-Month Term SOFR + 1.58%, 5.87% (D), 07/20/2037 (B)	250,000	250,591
Barings Loan Partners CLO Ltd. 5
Series LP-5A, Class A, 3-Month Term SOFR + 1.22%, 5.51% (D), 01/20/2035 (B)	895,249	892,247
Benefit Street Partners CLO XV Ltd.
Series 2018-15A, Class A1R, 3-Month Term SOFR + 1.39%, 5.69% (D), 07/15/2037 (B)	743,000	742,979
Carlyle U.S. CLO Ltd.
Series 2017-3A, Class A1R2, 3-Month Term SOFR + 1.40%, 5.69% (D), 10/21/2037 (B)	868,000	868,271
Series 2018-4A, Class A2R, 3-Month Term SOFR + 1.56%, 5.86% (D), 10/17/2037 (B)	1,284,000	1,278,347
CBAM Ltd.
Series 2019-11RA, Class A1, 3-Month Term SOFR + 1.44%, 5.73% (D), 01/20/2035 (B)	1,210,000	1,210,109
Series 2019-11RA, Class B, 3-Month Term SOFR + 2.01%, 6.30% (D), 01/20/2035 (B)	308,466	308,472
Cedar Funding IX CLO Ltd.
Series 2018-9A, Class AR, 3-Month Term SOFR + 1.42%, 5.71% (D), 07/20/2037 (B)	970,000	970,548
	Principal	Value
ASSET-BACKED SECURITIES (continued)
CF Hippolyta Issuer LLC
Series 2020-1, Class A1, 1.69%, 07/15/2060 (B)	$ 440,947	$ 435,126
Series 2020-1, Class B1, 2.28%, 07/15/2060 (B)	89,945	88,525
Series 2021-1A, Class A1, 1.53%, 03/15/2061 (B)	778,462	744,043
Series 2021-1A, Class B1, 1.98%, 03/15/2061 (B)	294,044	277,518
Series 2022-1A, Class A1, 5.97%, 08/15/2062 (B)	725,133	727,851
Series 2022-1A, Class A2, 6.11%, 08/15/2062 (B)	2,064,677	2,073,092
CIFC Funding Ltd.
Class A1R3, 3-Month Term SOFR + 1.38%, 5.68% (D), 07/17/2037 (B)	1,352,000	1,350,790
Series 2014-2RA, Class AR, 3-Month Term SOFR + 1.36%, 5.66% (D), 10/24/2037 (B)	1,063,000	1,062,787
Series 2021-7A, Class A1, 3-Month Term SOFR + 1.39%, 5.68% (D), 01/23/2035 (B)	375,000	375,152
Series 2021-7A, Class B, 3-Month Term SOFR + 1.86%, 6.15% (D), 01/23/2035 (B)	250,874	249,930
Compass Datacenters Issuer III LLC
Series 2025-1A, Class A2, 5.66%, 02/25/2050 (B)	731,000	740,858
Series 2025-2A, Class A2, 5.84%, 02/25/2050 (B)	455,000	461,295
CP EF Asset Securitization I LLC
Series 2022-1A, Class A, 5.96%, 04/15/2030 (B)	18,312	18,321
CP EF Asset Securitization II LLC
Series 2023-1A, Class A, 7.48%, 03/15/2032 (B)	210,000	212,610
CRB Securitization Trust
Series 2023-1, Class A, 6.96%, 10/20/2033 (B)	49,643	49,949
Croton Park CLO Ltd.
Series 2014-1A, Class A2, 3-Month Term SOFR + 1.56%, 6.21% (D), 10/15/2036 (B)	594,000	591,276
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class B, 5.45%, 04/20/2048 (B)	161,144	157,669
Series 2023-2A, Class A2, 5.56%, 11/20/2048 (B)	173,519	173,865
Series 2024-1A, Class A2, 4.76%, 03/22/2049 (B)	372,724	363,370
Series 2024-2A, Class A2, 4.50%, 05/20/2049 (B)	135,000	129,718
Series 2024-3A, Class A2, 4.65%, 05/20/2049 (B)	1,339,000	1,267,014
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A, 1.76%, 04/15/2049 (B)	821,000	777,577
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Elmwood CLO VI Ltd.
Series 2020-3A, Class ARR, 3-Month Term SOFR + 1.38%, 5.67% (D), 07/18/2037 (B)	$ 1,485,000	$ 1,485,821
Exeter Automobile Receivables Trust
Series 2021-1A, Class D, 1.08%, 11/16/2026	90,476	89,979
FIGRE Trust
Series 2024-HE1, Class A, 6.17% (D), 03/25/2054 (B)	379,029	381,565
Series 2024-HE2, Class A, 6.38% (D), 05/25/2054 (B)	329,833	334,485
Series 2024-HE3, Class A, 5.94% (D), 07/25/2054 (B)	228,204	229,414
Series 2024-HE4, Class A, 5.06% (D), 09/25/2054 (B)	378,728	376,405
Series 2025-HE2, Class A, 5.78% (D), 03/25/2055 (B)	449,000	449,978
Gracie Point International Funding LLC
Series 2024-1A, Class A, 3-Month SOFR Average + 1.70%, 6.12% (D), 03/01/2028 (B)	287,000	287,504
HPS Loan Management Ltd.
Series 2021-16A, Class B, 3-Month Term SOFR + 1.96%, 6.25% (D), 01/23/2035 (B)	250,000	250,005
Lendbuzz Securitization Trust
Series 2023-1A, Class A2, 6.92%, 08/15/2028 (B)	150,108	152,477
Libra Solutions LLC
Series 2024-1A, Class A, 5.88%, 09/30/2038 (B)(H)	439,000	438,525
M&T Equipment Notes
Series 2023-1A, Class A2, 6.09%, 07/15/2030 (B)	49,228	49,279
Series 2023-1A, Class A3, 5.74%, 07/15/2030 (B)	207,000	208,628
Madison Park Funding LV Ltd.
Series 2022-55A, Class A1R, 3-Month Term SOFR + 1.36%, 5.65% (D), 07/18/2037 (B)	1,117,389	1,118,226
Madison Park Funding XXXIV Ltd.
Series 2019-34A, Class A2RR, 3-Month Term SOFR + 1.60%, 5.91% (D), 10/16/2037 (B)	435,000	435,137
Marlette Funding Trust
Series 2023-2A, Class B, 6.54%, 06/15/2033 (B)	117,081	117,551
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1, 2.41%, 10/20/2061 (B)	353,000	322,614
NRM FNT1 Excess LLC
Series 2024-FNT1, Class A, 7.40% (D), 11/25/2031 (B)	474,405	479,766
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (B)	98,728	97,528
Series 2021-FHT1, Class A, 3.10%, 07/25/2026 (B)	193,696	188,113
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A1, 1.85%, 11/20/2050 (B)	$ 651,303	$ 631,276
OCP CLO Ltd.
Series 2020-18A, Class A2R2, 3-Month Term SOFR + 1.57%, 5.86% (D), 07/20/2037 (B)	337,764	337,852
Series 2020-8RA, Class AR, 3-Month Term SOFR + 1.25%, 5.55% (D), 10/17/2036 (B)	895,249	891,780
OHA Credit Funding 9 Ltd.
Series 2021-9A, Class A2R, 3-Month Term SOFR + 1.58%, 5.87% (D), 10/19/2037 (B)	630,000	630,295
PRPM LLC
Series 2022-2, Class A1, 8.00% (D), 03/25/2027 (B)	807,763	808,514
RCKT Mortgage Trust
Series 2023-CES3, Class A1A, 7.11% (D), 11/25/2043 (B)	352,532	358,228
Series 2024-CES1, Class A1A, 6.03% (D), 02/25/2044 (B)	440,841	443,205
Series 2024-CES2, Class A1A, 6.14% (D), 04/25/2044 (B)	1,214,827	1,224,577
Series 2024-CES3, Class A1A, 6.59% (D), 05/25/2044 (B)	440,805	446,469
Series 2024-CES6, Class A1A, 5.34% (D), 09/25/2044 (B)	598,734	597,083
Regatta XI Funding Ltd.
Series 2018-1A, Class AR, 3-Month Term SOFR + 1.40%, 5.70% (D), 07/17/2037 (B)	1,358,910	1,364,529
Regatta XXIII Funding Ltd.
Series 2021-4A, Class A1, 3-Month Term SOFR + 1.41%, 5.70% (D), 01/20/2035 (B)	952,000	952,406
Series 2021-4A, Class B, 3-Month Term SOFR + 1.96%, 6.25% (D), 01/20/2035 (B)	264,465	262,693
RR 21 Ltd.
Series 2022-21A, Class A1AR, 3-Month Term SOFR + 1.40%, 5.70% (D), 07/15/2039 (B)	767,128	767,449
Saluda Grade Alternative Mortgage Trust
Series 2023-FIG3, Class A, 7.07% (D), 08/25/2053 (B)	931,673	956,736
Series 2023-FIG4, Class A, 6.72% (D), 11/25/2053 (B)	503,612	518,461
Santander Bank Auto Credit-Linked Notes
Series 2022-A, Class B, 5.28%, 05/15/2032 (B)	35,881	35,881
Series 2022-B, Class A2, 5.59%, 08/16/2032 (B)	69,387	69,835
Sixth Street CLO IX Ltd.
Series 2017-9A, Class AR, 3-Month Term SOFR + 1.38%, 5.67% (D), 07/21/2037 (B)	957,000	958,675
Taco Bell Funding LLC
Series 2021-1A, Class A2II, 2.29%, 08/25/2051 (B)	205,342	184,011
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Texas Debt Capital CLO Ltd.
Series 2023-2A, Class A1R, 3-Month Term SOFR + 1.37%, 5.66% (D), 10/21/2037 (B)	$ 934,000	$ 935,380
THL Credit Wind River CLO Ltd.
Series 2019-1A, Class AR, 3-Month Term SOFR + 1.42%, 5.71% (D), 07/20/2034 (B)	314,000	314,086
Vantage Data Centers Issuer LLC
Series 2021-1A, Class A2, 2.17%, 10/15/2046 (B)	1,953,558	1,869,280
Vantage Data Centers LLC
Series 2020-2A, Class A2, 1.99%, 09/15/2045 (B)	596,000	553,244
Voya CLO Ltd.
Series 2024-4A, Class A2, 3-Month Term SOFR + 1.55%, 5.84% (D), 07/20/2037 (B)	386,336	386,611
Wendy's Funding LLC
Series 2021-1A, Class A2I, 2.37%, 06/15/2051 (B)	133,711	121,311
Series 2021-1A, Class A2II, 2.78%, 06/15/2051 (B)	355,161	308,545
Westgate Resorts LLC
Series 2022-1A, Class A, 1.79%, 08/20/2036 (B)	69,239	68,255
Total Asset-Backed Securities (Cost $46,553,266)		46,807,504
LOAN ASSIGNMENTS - 0.7%
Building Products - 0.1%
EMRLD Borrower LP Term Loan B, 3-Month Term SOFR + 2.50%, 6.80% (D), 08/04/2031	1,195,572	1,182,869
Commercial Services & Supplies - 0.0% (C)
Belron Finance LLC Term Loan B, 3-Month Term SOFR + 2.75%, 7.05% (D), 10/16/2031	477,600	476,108
Electric Utilities - 0.2%
Alpha Generation LLC Term Loan B, 1-Month Term SOFR + 2.75%, 7.07% (D), 09/30/2031	556,205	555,741
Lightning Power LLC Term Loan B, 3-Month Term SOFR + 2.25%, 6.55% (D), 08/18/2031	1,059,675	1,052,674
		1,608,415
	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP Term Loan B, 1-Month Term SOFR + 2.25%, 6.57% (D), 10/23/2028	$ 920,375	$ 918,246
IT Services - 0.1%
Amentum Government Services Holdings LLC Term Loan B, 1-Month Term SOFR + 2.25%, 6.57% (D), 09/29/2031	697,252	675,463
Transportation Infrastructure - 0.2%
Genesee & Wyoming, Inc. Term Loan B, 3-Month Term SOFR + 1.75%, 6.05% (D), 04/10/2031	1,515,007	1,499,015
Total Loan Assignments (Cost $6,409,412)		6,360,116

	Shares	Value
OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.31% (I)	3,734,810	3,734,810
Total Other Investment Company (Cost $3,734,810)		3,734,810

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 1.80% (I), dated 03/31/2025, to be repurchased at $3,165,634 on 04/01/2025. Collateralized by a U.S. Government Obligation, 0.88%, due 06/30/2026, and with a value of $3,228,879.	$ 3,165,476	3,165,476
Total Repurchase Agreement (Cost $3,165,476)		3,165,476
Total Investments (Cost $698,810,499)		855,803,715
Net Other Assets (Liabilities) - (0.7)%		(6,231,089)
Net Assets - 100.0%		$ 849,572,626
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (J)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$493,213,988	$—	$—	$493,213,988
Corporate Debt Securities	—	102,450,414	—	102,450,414
U.S. Government Agency Obligations	—	87,493,658	—	87,493,658
Mortgage-Backed Securities	—	61,269,579	—	61,269,579
U.S. Government Obligations	—	51,308,170	—	51,308,170
Asset-Backed Securities	—	46,807,504	—	46,807,504
Loan Assignments	—	6,360,116	—	6,360,116
Other Investment Company	3,734,810	—	—	3,734,810
Repurchase Agreement	—	3,165,476	—	3,165,476
Total Investments	$496,948,798	$358,854,917	$—	$855,803,715
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the total value of 144A securities is $144,578,785, representing 17.0% of the
Portfolio's net assets.

(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)
Floating or variable rate security. The rate disclosed is as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(E)	Perpetual maturity. The date displayed is the next call date.
(F)
All or a portion of the security is on loan. The total value of the securities on loan is $3,657,969, collateralized by cash collateral of $3,734,810. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(G)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after March 31, 2025.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(H)	Restricted security. At March 31, 2025, the total value of such securities held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Asset-Backed Securities	Libra Solutions LLC, Series 2024-1A 5.88%, 09/30/2038	09/24/2024	$438,931	$438,525	0.1%

(I)	Rate disclosed reflects the yield at March 31, 2025.
(J)
There were no transfers in or out of Level 3 during the period ended March 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
CLO	Collateralized Loan Obligation
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
TBA	To Be Announced
Transamerica Series Trust

Transamerica Janus Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Janus Balanced VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Transamerica Series Trust

Transamerica Janus Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust